UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22562
Investment Company Act file number:

Babson Capital Global Short Duration High Yield Fund
(Exact name of registrant as specified in charter)

550 South Tryon Street
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Janice M. Bishop
Secretary and Chief Legal Officer
c/o Babson Capital Management LLC
Independence Wharf
470 Atlantic Avenue
Boston, MA 02210
 (Name and address of agent for service)

(704)805-7200
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

Babson Capital Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
March 31, 2014

	Effective interest rate‡	Due date	Principal	Cost	Fair value

Fixed Income — 131.76%*:
Bank Loans — 20.65%*:
Beverage, Food and Tobacco — 0.91%*:
Performance Food Group Company	6.25%	11/14/2019	4,608,482	$4,583,616	$4,669,913
Total Beverage, Food and Tobacco			4,608,482	4,583,616	4,669,913

Broadcasting and Entertainment — 1.53%*:
Deluxe Entertainment Services Group, Inc.	6.50	12/31/2025	5,100,980	4,921,706	5,109,499
Learfield Communications Inc.	8.75	10/8/2021	1,800,000	1,820,488	1,836,000
TWCC Holding Corp.	7.00	6/26/2020	971,479	961,765	943,549
Total Broadcasting and Entertainment			7,872,459	7,703,959	7,889,048

Buildings and Real Estate — 1.82%*:
Monier Holdings SCA+	6.00	4/16/2018	4,000,000	5,430,582	5,538,182
Tomkins Air Distribution	9.25	5/11/2020	3,773,513	3,716,929	3,820,682
Total Buildings and Real Estate			7,773,513	9,147,511	9,358,864

Cargo Transport — 0.86%*:
Ceva Group PLC	5.50	3/4/2019	113,448	111,747	112,975
Ceva Group PLC	5.50	3/19/2021	140,263	138,159	139,679
Ceva Group PLC	5.50	3/12/2021	165,016	162,541	164,328
Direct ChassisLink Inc.	8.25	10/31/2019	3,990,476	3,931,390	3,990,476
Total Cargo Transport			4,409,203	4,343,837	4,407,458

Chemicals, Plastics and Rubber — 2.11%*:
Cytec Monarch	8.25	4/3/2020	6,000,000	6,097,443	6,090,000
Flint Group Holdings+	7.00	6/30/2018	2,537,855	3,479,278	3,499,196
Flint Group Holdings+	7.33	6/30/2016	1,255,773	1,251,064	1,261,273
Total Chemicals, Plastics and Rubber			9,793,628	10,827,785	10,850,469

Diversified/Conglomerate Manufacturing — 0.34%*:
Alliance Laundry Systems LLC	9.50	12/10/2019	1,728,930	1,711,655	1,746,219
Total Diversified/Conglomerate Manufacturing			1,728,930	1,711,655	1,746,219

Diversified/Conglomerate Service — 2.15%*:
Redprarie Corporation	6.00	12/21/2018	2,970,056	2,913,559	2,957,671
Redprarie Corporation	11.25	12/14/2019	5,773,672	5,792,878	5,845,843
Triple Point Technology, Inc.	9.25	7/9/2021	1,543,627	1,372,778	1,408,560
Triple Point Technology, Inc.	5.25	7/10/2020	904,545	819,077	850,273
Total Diversified/Conglomerate Service			11,191,900	10,898,292	11,062,347

Electronics — 1.51%*:
Kronos, Inc.	9.75	4/30/2020	7,485,880	7,411,033	7,747,886
Total Electronics			7,485,880	7,411,033	7,747,886

Farming and Agriculture — 0.44%*:
Allflex Holdings, Inc.	8.00	7/17/2021	2,232,322	2,209,999	2,259,110
Total Farming and Agriculture			2,232,322	2,209,999	2,259,110

Finance — 1.61%*:
Confie Seguros Holding	10.25	5/8/2019	2,380,257	$2,353,679	$2,390,682
Cunningham Lindsey Group, Inc.	9.25	6/10/2020	3,910,507	3,926,701	3,900,730
Wall Street Systems Inc.	9.25	10/26/2020	1,980,000	1,980,000	1,994,850
Total Finance			8,270,764	8,260,380	8,286,262

Healthcare, Education and Childcare — 1.95%*:
Air Medical Group Holdings	5.00	6/29/2018	2,229,934	2,207,648	2,232,722
Sage Products Holdings III, LLC	9.25	6/15/2020	3,325,292	3,275,431	3,400,111
TriZetto Group	4.75	5/2/2018	1,014,751	955,596	1,009,678
TriZetto Group	8.50	3/28/2019	3,394,500	3,370,883	3,411,473
Total Healthcare, Education and Childcare			9,964,477	9,809,558	10,053,984

Mining, Steel, Iron and Non-Precious Metals — 1.00%*:
Boomerang Tube, LLC	11.01	10/11/2017	5,304,238	5,262,433	5,145,111
Total Mining, Steel, Iron and Non-Precious Metals			5,304,238	5,262,433	5,145,111

Oil and Gas — 3.71%*:
Bowie Resource Partners LLC	6.75	8/17/2020	253,778	253,778	256,315
Fieldwood Energy LLC	8.38	9/30/2020	270,185	262,141	281,049
NFR Energy LLC	8.75	12/31/2018	12,834,465	12,947,706	12,986,938
Rice Energy	8.50	10/11/2018	5,457,345	5,430,688	5,552,849
Total Oil and Gas			18,815,773	18,894,313	19,077,151

Printing and Publishing — 0.14%*:
Bureau Van Dijk+	8.00	3/31/2021	500,000	678,588	695,717
Total Printing and Publishing			500,000	678,588	695,717

Retail Store — 0.57%*:
FleetPride	9.25	5/19/2020	3,000,000	2,941,798	2,947,500
Total Retail Store			3,000,000	2,941,798	2,947,500

Total Bank Loans			102,951,569	104,684,757	106,197,039

Corporate Bonds — 111.11%*:
Aerospace and Defense — 1.17%*:
Intrepid Aviation Group Holdings^#	6.88	2/15/2019	5,825,000	5,825,000	6,028,875
Total Aerospace and Defense			5,825,000	5,825,000	6,028,875

Automobile — 6.21%*:
Accuride Corp#	9.50	8/1/2018	7,700,000	7,614,426	7,892,500
Allied Specialty Vehicles^#	8.50	11/1/2019	6,000,000	5,965,020	6,390,000
Grupo Antolin Dutch^+	4.75	4/1/2021	950,000	1,316,847	1,323,433
J.B. Poindexter & Co. Inc.^#	9.00	4/1/2022	6,000,000	6,181,522	6,420,000
International Automotive Components Group, S.A.^#	9.13	6/1/2018	6,491,000	6,560,797	6,848,005
Meritor Inc.	7.88	3/1/2026	2,010,000	1,992,644	3,067,762
Total Automobile			29,151,000	29,631,256	31,941,700

Beverage, Food and Tobacco — 1.18%*:
EWOS+^	6.75	11/1/2020	2,300,000	3,140,037	3,271,591
Findus+^	9.13	7/1/2018	1,850,000	2,421,242	2,781,971
Total Beverage, Food and Tobacco			4,150,000	5,561,279	6,053,562

Broadcasting and Entertainment — 1.85%*:
Arqiva Finance+^	9.50	3/31/2020	5,000,000	7,929,368	9,502,692
Total Broadcasting and Entertainment			5,000,000	7,929,368	9,502,692

Buildings and Real Estate — 2.95%*:
Deutsche Raststatten+^	6.75	12/30/2020	750,000	$1,017,708	$1,128,818
Lyon Williams Homes, Inc.#	8.50	11/15/2020	8,000,000	8,052,252	8,900,000
Roofing Supply LLC^#	10.00	6/1/2020	4,605,000	5,031,043	5,146,088
Total Buildings and Real Estate			13,355,000	14,101,003	15,174,906

Cargo Transport — 2.72%*:
Kenan Advantage Group, Inc.^#	8.38	12/15/2018	8,000,000	8,000,000	8,400,000
Moto Hospitality Limited+^#	10.25	3/15/2017	2,000,000	3,120,099	3,601,020
Quality Distribution Inc.#	9.88	11/1/2018	1,836,000	1,952,629	2,005,830
Total Cargo Transport			11,836,000	13,072,728	14,006,850

Chemicals, Plastics and Rubber — 5.52%*:
Associated Asphalt Partners LLC^#	8.50	2/15/2018	2,069,000	2,069,000	2,167,277
Ciech Group Finance+^#	9.50	11/30/2019	1,200,000	1,538,876	1,912,905
Cornerstone Chemical Co.^#	9.38	3/15/2018	7,975,000	8,196,016	8,453,500
Kerneos Tech Group^+	5.75	3/1/2021	200,000	274,190	282,657
LSB Industries, Inc.^	7.75	8/1/2019	3,000,000	3,000,000	3,217,500
Omnova Solutions, Inc.#	7.88	11/1/2018	1,630,000	1,664,108	1,740,025
Pinnacle Operating Corp.^#	9.00	11/15/2020	2,635,000	2,642,894	2,845,800
TPC Group, Inc.^#	8.75	12/15/2020	7,065,000	7,144,875	7,745,006
Total Chemicals, Plastics and Rubber			25,774,000	26,529,959	28,364,670

Containers, Packaging and Glass — 2.49%*:
Innovia Group Finance^+	5.29	3/31/2020	750,000	1,021,099	1,043,575
Multi Packaging Solutions, Inc.^	8.50	8/15/2021	4,605,000	4,570,463	5,042,475
Pretium Packaging, LLC#	11.50	4/1/2016	6,265,000	6,388,170	6,703,550
Total Containers, Packaging and Glass			11,620,000	11,979,732	12,789,600

Diversified/Conglomerate Manufacturing — 3.14%*:
Appvion Inc.^#	9.00	6/1/2020	10,090,000	10,326,142	10,291,800
Carlisle Transportation Products^#	8.25	12/15/2019	1,950,000	1,950,000	2,101,125
StoneMor Partners L.P.^#	7.88	6/1/2021	3,000,000	2,940,033	3,082,500
Waterjet Holdings, Inc.^	7.63	2/1/2020	645,000	645,000	683,700
Total Diversified/Conglomerate Manufacturing			15,685,000	15,861,175	16,159,125

Diversified/Conglomerate Service — 1.14%*:
Bravida+^	6.31	6/15/2019	5,500,000	837,999	880,792
Verisure Holdings+^#	6.79	9/1/2018	3,500,000	4,476,132	4,978,509
Total Diversified/Conglomerate Service			9,000,000	5,314,131	5,859,301

Diversified Natural Resources, Precious Metals and Minerals — 1.06%*:
Lecta S.A.+^#	8.88	5/15/2019	1,090,000	1,427,513	1,474,977
Lecta S.A.+^#	5.72	5/15/2018	2,600,000	3,258,034	3,492,361
Metsa Board Corp.^+	4.00	3/13/2019	350,000	481,168	482,421
Total Diversified Natural Resources, Precious Metals and Minerals			4,040,000	5,166,715	5,449,759

Electronics — 1.71%*:
International Wire Group, Inc.^#	8.50	10/15/2017	8,086,000	8,229,344	8,813,740
Total Electronics			8,086,000	8,229,344	8,813,740

Farming and Agriculture — 0.92%*:
Chiquita Brands International Inc.#	7.88	2/1/2021	4,247,000	4,216,167	4,740,714
Total Farming and Agriculture			4,247,000	4,216,167	4,740,714

Finance — 6.66%*:
Cabot Financial+^	6.50	4/1/2021	300,000	$494,821	$498,266
Cabot Financial+^#	10.38	10/1/2019	3,750,000	6,300,976	7,127,019
First Data Corp.#	11.25	1/15/2021	6,000,000	5,992,500	6,847,500
Galaxy Finco Ltd.+^	6.38	11/15/2020	650,000	1,053,229	1,117,233
Galaxy Finco Ltd.+^	7.88	11/15/2021	2,150,000	3,471,657	3,699,944
Jurassic Holdings^#	6.88	2/15/2021	1,005,000	1,005,000	1,035,150
Lowell Group Financing PLC+^#	10.75	4/1/2019	2,000,000	3,388,991	3,776,070
Lowell Group Financing PLC+^	5.88	4/1/2019	650,000	1,083,586	1,081,148
Marlin Financial+^	10.50	8/1/2020	1,350,000	2,055,045	2,611,190
Sophia Holding Finance LP^#	9.63	12/1/2018	1,375,000	1,361,250	1,440,312
TMF Group Holding+^#	5.61	12/1/2018	1,400,000	1,802,552	1,952,829
TMF Group Holding+^	9.88	12/1/2019	2,000,000	2,684,593	3,079,064
Total Finance			22,630,000	30,694,200	34,265,725

Grocery — 0.15%*:
Premier Foods Finance^+	6.50	3/15/2021	450,000	753,163	769,043
Total Grocery			450,000	753,163	769,043

Healthcare, Education and Childcare — 7.34%*:
Care UK Health+#	9.75	8/1/2017	4,000,000	6,536,266	7,093,877
Crown Newco PLC+^#	8.88	2/15/2019	6,100,000	10,055,888	10,739,043
Prospect Medical Holdings Inc^#	8.38	5/1/2019	5,000,000	5,082,955	5,475,000
Tenet Healthcare Corporation	8.13	4/1/2022	3,700,000	3,700,000	4,134,750
Unilabs+^	7.53	7/15/2018	2,800,000	3,865,602	3,934,589
Unilabs+^	8.50	7/15/2018	1,850,000	2,341,923	2,695,214
Valeant+^	7.50	7/15/2021	3,260,000	3,260,000	3,667,500
Total Healthcare, Education and Childcare			26,710,000	34,842,634	37,739,973

Hotels, Motels, Inns and Gaming — 0.98%*:
Gala Group Finance+#	8.88	9/1/2018	2,250,000	3,632,409	4,013,637
N.H. Hotels S.A.+^	6.88	11/15/2019	700,000	950,428	1,046,331
Total Hotels, Motels, Inns and Gaming			2,950,000	4,582,837	5,059,968

Insurance — 2.44%*:
Hastings Insurance Group+^	8.00	10/21/2020	3,550,000	5,727,686	6,184,669
Towergate Finance PLC^+	10.50	2/15/2019	3,000,000	5,145,616	5,301,502
Towergate Finance PLC^+	8.50	2/15/2018	600,000	938,822	1,062,801
Total Insurance			7,150,000	11,812,124	12,548,972

Leisure, Amusement, Motion Pictures and Entertainment — 1.95%*:
Palace Entertainment Holdings^	8.88	4/15/2017	4,324,000	4,470,074	4,486,150
Vue Cinimas+^	7.88	7/15/2020	550,000	835,727	1,001,137
Travelex+^	8.00	8/1/2018	2,500,000	3,823,597	4,547,288
Total Leisure, Amusement, Motion Pictures and Entertainment			7,374,000	9,129,398	10,034,575

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 4.01%*:
Cleaver-Brooks, Inc.^#	8.75	12/15/2019	4,740,000	4,863,234	5,237,700
KM Germany Holding+^	8.75	12/15/2020	1,450,000	1,876,585	2,237,635
Milacron LLC^#	8.38	5/15/2019	5,800,000	5,935,872	6,409,000
Xerium Technologies	8.88	6/15/2018	6,324,000	6,370,546	6,750,870
Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)			18,314,000	19,046,237	20,635,205

Mining, Steel, Iron and Non-Precious Metals — 3.72%*:
Ausdrill Finance Pty Ltd.+^#	6.88	11/1/2019	3,000,000	$3,000,000	$2,730,000
Barminco Finance Pty Ltd.+^#	9.00	6/1/2018	6,000,000	5,939,608	5,520,000
Hecla Mining Company#	6.88	5/1/2021	5,425,000	5,391,421	5,262,250
Murray Energy Corp^	8.63	6/15/2021	1,050,000	1,102,362	1,105,125
Westmoreland Escrow Corp.^	10.75	2/1/2018	2,870,000	3,061,120	3,135,475
Wise Metals^#	8.75	12/15/2018	1,280,000	1,280,000	1,372,800
Total Mining, Steel, Iron and Non-Precious Metals			19,625,000	19,774,511	19,125,650

Oil and Gas — 31.27%*:
Alta Mesa Holdings, LP#	9.63	10/15/2018	4,275,000	4,362,692	4,595,625
Calumet Specialty Products#	7.63	1/15/2022	1,135,000	1,117,907	1,203,100
Calumet Specialty Products#	9.38	5/1/2019	7,365,000	7,845,544	8,368,481
Calumet Specialty Products^	6.50	4/15/2021	6,000,000	6,000,000	6,045,000
CHC Helicopter+#	9.25	10/15/2020	4,158,000	4,254,142	4,516,627
CHC Helicopter#	9.38	6/1/2021	3,000,000	3,000,000	3,180,000
Era Group Inc.#	7.75	12/15/2022	6,019,000	5,986,759	6,350,045
Ferrellgas Partners LP#	8.63	6/15/2020	7,135,000	7,007,542	7,580,937
Halcon Resources Corporation#	9.75	7/15/2020	4,300,000	4,441,576	4,627,000
Halcon Resources Corporation^#	8.88	5/15/2021	2,316,000	2,339,018	2,402,850
Headwaters, Inc.#	7.63	4/1/2019	3,000,000	3,111,094	3,232,500
Hercules Offshore, Inc.^#	10.25	4/1/2019	6,865,000	7,174,676	7,723,125
Linn Energy, LLC	8.63	4/15/2020	7,873,000	8,084,445	8,552,046
Magnum Hunter Resources, Corp	9.75	5/15/2020	3,000,000	3,052,801	3,322,500
Midstates Petroleum Company Inc.#	10.75	10/1/2020	8,800,000	9,324,744	9,724,000
Midstates Petroleum Company Inc.	9.25	6/1/2021	8,065,000	8,111,027	8,427,925
Millennium Offshore+^	9.50	2/15/2018	6,000,000	6,000,000	6,360,000
Niska Gas Storage^+	6.50	4/1/2019	6,000,000	6,000,000	5,910,000
Northern Tier Energy LLC#	7.13	11/15/2020	6,000,000	6,000,000	6,420,000
Pbf Holding Company LLC#	8.25	2/15/2020	6,000,000	6,256,038	6,510,000
Penn Virginia Corp	8.50	5/1/2020	4,000,000	4,000,000	4,450,000
Quicksilver Resources^#	7.00	6/21/2019	2,861,000	2,852,674	2,832,390
Resolute Energy Corp.#	8.50	5/1/2020	7,285,000	7,428,303	7,612,825
RKI Exploration and Production, LLC^#	8.50	8/1/2021	5,405,000	5,442,577	5,837,400
Samson Investment Company^#	10.75	2/15/2020	5,000,000	5,219,181	5,450,000
Shelf Drilling Holdings Ltd+^#	8.63	11/1/2018	6,000,000	6,069,083	6,495,000
Topaz Marine SA+^#	8.63	11/1/2018	6,877,000	6,923,726	7,220,850
Welltec+^#	8.00	2/1/2019	5,500,000	5,704,832	5,857,500
Total Oil and Gas			150,234,000	153,110,381	160,807,726

Personal, Food and Miscellaneous — 2.81%*:
Brake Brothers Acquisition PLC+^	7.13	12/15/2018	3,050,000	4,964,946	5,186,470
Cerved Holding Spa+^	8.00	1/15/2021	4,000,000	5,343,756	6,076,350
Teamsystem S.P.A.+^	7.38	5/15/2020	2,180,000	2,775,847	3,197,233
Total Personal, Food and Miscellaneous			9,230,000	13,084,549	14,460,053

Printing and Publishing — 0.57%*:
R.R. Donnelley & Sons Company	7.88	3/15/2021	2,570,000	$2,557,150	$2,942,650
Total Printing and Publishing			2,570,000	2,557,150	2,942,650

Retail Store — 8.81%*:
Brighthouse Group PLC+^	7.88	5/15/2018	2,000,000	3,114,883	3,537,802
GRD Holding Corp.^#	10.75	6/1/2019	3,150,000	3,220,613	3,465,000
HD Supply, Inc.#	11.50	7/15/2020	5,000,000	5,268,089	5,950,000
House Fraser PLC+^#	8.88	8/15/2018	4,000,000	6,504,706	7,235,383
HSS Financing PLC^+	6.75	8/1/2019	950,000	1,572,535	1,643,174
New Look Retail Group Limited+^	8.75	5/14/2018	5,000,000	7,709,174	8,940,533
Pantry, Inc#	8.38	8/1/2020	875,000	906,091	945,000
Quicksilver, Inc.^#	7.88	8/1/2018	1,210,000	1,203,744	1,315,875
Spencer Spirit Holdings, Inc.^#	11.00	5/1/2017	5,970,000	6,328,712	6,328,200
Takko Fashion+^	9.88	4/15/2019	4,650,000	6,084,835	5,970,491
Total Retail Store			32,805,000	41,913,382	45,331,458

Telecommunications — 6.91%*:
Digicel Group Ltd^+	7.13	4/1/2022	2,000,000	2,000,000	2,022,500
Eircom Finance Ltd^+	9.25	5/15/2020	1,450,000	2,158,890	2,214,842
Manutencoop Facility Management+^	8.50	8/1/2020	4,570,000	6,122,372	6,972,702
Nara Cable FDG Ltd+^#	8.88	12/1/2018	6,000,000	5,694,518	6,487,500
Norcell Sweden+^	9.25	9/29/2018	19,500,000	3,210,116	3,291,527
Play Finance^+	6.50	8/1/2019	1,200,000	1,641,071	1,727,582
Sprint Nextel Corporation^#	7.25	9/15/2021	2,650,000	2,650,000	2,888,500
UPC Broadband+^	6.75	3/15/2023	1,000,000	1,055,855	1,235,790
Wind Acquisition+^	11.75	7/15/2017	6,000,000	8,192,040	8,698,252
Total Telecommunications			44,370,000	32,724,862	35,539,195

Textiles & Leather — 1.43%*:
Perry Ellis International Inc#	7.88	4/1/2019	7,000,000	7,245,038	7,332,500
Total Textiles & Leather			7,000,000	7,245,038	7,332,500

Total Corporate Bonds			499,181,000	534,688,323	571,478,187

Total Fixed Income			602,132,569	639,373,080	677,675,226

Other assets and liabilities — (31.76)%					(163,338,402)
Net Assets — 100%					$514,336,824

‡  The effective interest rates are based on settled commitment amount.

*  Calculated as a percentage of net assets applicable to common shareholders.

+  Foreign security.

#  All or a portion of the security is segregated as collateral for the credit facility.  See Note 8 to the financial statements for further disclosure.

Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

United States	63.8%
United Kingdom	14.4%
Italy	3.7%
Germany	2.9%
Sweden	2.3%
Canada	2.1%
United Arab Emirates	1.9%
Netherlands	1.2%
Australia	1.2%
Spain	1.1%
Azerbaijan	1.1%
(Individually less than 1%)	4.3%
100.0%

^
Security exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2014. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

FORWARD FOREIGN EXCHANGE CONTRACTS at 3/31/2014

Counterparty	Currency	Contract Type	Delivery Date	Value	Aggregate Face Value	Unrealized Appreciation / (Depreciation)
Credit Suisse
Swiss francs		Sell	4/30/2014	$(44,917)	$(45,257)	$(340)
Swiss francs		Sell	5/15/2014	(30,144)	(30,152)	(8)
British pounds		Sell	4/10/2014	(55,814,064)	(56,845,361)	(1,031,297)
British pounds		Sell	4/30/2014	(3,252,614)	(3,291,886)	(39,272)
British pounds		Sell	5/15/2014	(12,990,819)	(12,999,171)	(8,352)
Euros		Buy	4/10/2014	2,214,374	2,230,367	15,993
Euros		Buy	5/15/2014	2,632,202	2,631,663	(539)
Euros		Sell	4/10/2014	(11,920,658)	(11,971,518)	(50,860)
Euros		Sell	4/30/2014	(773,808)	(778,323)	(4,515)
Euros		Sell	5/15/2014	(4,450,548)	(4,408,702)	41,846
Swedish krona		Sell	5/15/2014	(129,413)	(126,756)	2,657
U.S. Dollars		Buy	4/10/2014	67,734,721	67,734,721	-
U.S. Dollars		Buy	4/30/2014	4,071,339	4,071,339	-
U.S. Dollars		Buy	5/15/2014	17,600,925	17,600,925	-
U.S. Dollars		Sell	4/10/2014	(2,214,374)	(2,214,374)	-
U.S. Dollars		Sell	5/15/2014	(2,632,202)	(2,632,202)	-
				-	(1,074,687)	(1,074,687)

J.P. Morgan
Swiss francs		Sell	4/30/2014	$(11,280)	$(11,314)	$(34)
British pounds		Sell	4/10/2014	(748,045)	(750,159)	(2,114)
Euros		Buy	4/10/2014	3,610,897	3,650,693	39,796
Euros		Sell	4/10/2014	(52,736,324)	(53,176,133)	(439,809)
Euros		Sell	5/15/2014	(1,321,065)	(1,308,657)	12,408
U.S. Dollars		Buy	4/10/2014	53,484,369	53,484,369	-
U.S. Dollars		Buy	4/30/2014	11,281	11,281	-
U.S. Dollars		Buy	5/15/2014	1,321,065	1,321,065	-
U.S. Dollars		Sell	4/10/2014	(3,610,898)	(3,610,898)	-
				-	(389,753)	(389,753)

Morgan Stanley
Swiss francs		Sell	4/30/2014	$(1,171,047)	$(1,190,267)	$(19,220)
British pounds		Buy	5/15/2014	3,539,008	3,549,536	10,528
British pounds		Sell	4/30/2014	(30,985,545)	(31,168,745)	(183,200)
British pounds		Sell	5/15/2014	(1,766,036)	(1,785,096)	(19,060)
Euros		Buy	4/10/2014	5,770,986	5,772,822	1,836
Euros		Sell	4/30/2014	(27,604,421)	(27,840,120)	(235,699)
Swedish krona		Sell	4/30/2014	(4,268,695)	(4,246,881)	21,814
U.S. Dollars		Buy	4/30/2014	64,029,708	64,029,708	-
U.S. Dollars		Buy	5/15/2014	1,766,036	1,766,036	-
U.S. Dollars		Sell	4/10/2014	(5,770,986)	(5,770,986)	-
U.S. Dollars		Sell	5/15/2014	(3,539,008)	(3,539,008)	-
				-	(423,001)	(423,001)

				-	(1,887,441)	(1,887,441)

Tax Basis

The cost basis of investments for federal income tax purposes at March 31, 2014 for Babson Capital Global Short Duration High Yield Fund (the “Fund”) was as follows*:

Cost of investments	$639,373,080
Gross unrealized appreciation	39,552,460
Gross unrealized depreciation	(1,250,314)
Net unrealized appreciation	$38,302,146

*The above table only reflects tax adjustments through December 31, 2013.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets: Fixed Income:
Bank Loans	$-	$102,206,563	$3,990,476	$106,497,039
Bonds	-	571,478,187	-	571,478,187
Total Fixed Income	-	673,684,750	3,990,476	677,675,226
Liabilities: Derivative Securities:
Foreign Exchange Contracts	-	(1,887,441)	-	(1,887,441)
Total Derivative Securities	-	(1,887,441)	-	(1,887,441)

Total Investments	$-	$671,797,309	$3,990,476	$675,787,785

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2014.

Type of Assets	Fair value as of March 31, 2014	Valuation Techniques(s)	Unobservable Input	Range (Weighted Average)

Bank Loan
Direct ChassisLink, Inc.	$3,990,476	Market Comparables	Forward EBITA Multiple	5.25x – 8.25x(6.75x)

The Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period ended March 31, 2014. The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	Balance as of December 31, 2013	Purchases	Sales	Accretion of Discount	Net Realized Gain (Loss)	Change in Unrealized Appreciation / Depreciation	Balance as of March 31, 2014	Change in Unrealized Appreciation / Depreciation from Investments Held as of March 31, 2014
Fixed Income
Bank Loan	$4,000,000	$-	$-	$-	$-	$9,524	$3,990,476	$9,524

Derivative Instruments

The following is a description of the derivative instruments that the Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to the instrument.

Forward Foreign Currency Exchange Contracts – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund transacted in and currently holds forward foreign exchange contracts to hedge against changes in the value of foreign currencies.  The Fund entered into forward foreign exchange contracts obligating the Fund to deliver or receive a currency at a specified future date.  Forward foreign exchange contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Fund is also subject to credit risk with respect to the counterparties to the derivative contracts which are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund. In addition, in the event of a bankruptcy of a clearing house, the Fund could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions.  The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

The Fund would have recognized a liability on the Statement of Assets and Liabilities as a result of forward foreign exchange contracts with Credit Suisse, J.P. Morgan and Morgan Stanley.  The Fund’s policy is to recognize an asset equal to the net value of all forward foreign exchange contracts with an unrealized gain and a liability equal to the net value of all forward foreign exchange contracts with an unrealized loss.  The Fund has recognized a liability of $1,887,441 in net unrealized depreciation on forward foreign exchange contracts

During the period ended March 31, 2014, the Fund’s direct investment in derivatives consisted of forward foreign exchange contracts.

The following is a summary of the fair value of derivative instruments held directly by the Fund as of March 31, 2014.  These derivatives are presented in the Schedule of Investments.

Fair values of derivative instruments as of March 31, 2014:

Derivatives	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts:
Forward Foreign Currency
Exchange Contracts	Payables	$(1,887,441)
Total		(1,887,441)

The effect of derivative instruments on the Statement of Operations for the period ended January 1, 2014 through March 31, 2014:

Amount of Realized Gain/(Loss) on Derivatives

Derivatives	Forward Currency Exchange Contracts
Foreign exchange contracts:	$(2,247,257)
Total	$(2,247,257)

Change in Unrealized Appreciation/(Depreciation) on Derivatives

Derivatives	Forward Currency Exchange Contracts
Foreign exchange contracts:	$1,287,636
Total	$1,287,636

Offsetting of Financial and Derivative Assets and Liabilities

Forward Foreign Exchange Contracts
Assets:
Forward foreign exchange contracts*	$227,933,789
Liabilities:
Forward foreign exchange contracts *	229,821,230
Total Financial and Derivative Net Liabilities	(1,887,441)
* Covered by master netting agreements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Babson Capital Global Short Duration High Yield Fund

By (Signature and Title)  /s/ Russell D. Morrison
                                                  Russell D. Morrison, President

Date    May XX, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Russell D. Morrison
                                                  Russell D. Morrison, President

Date    May XX, 2014

By (Signature and Title)  /s/ Patrick Hoefling
                                                  Patrick Hoefling, Chief Financial Officer

Date    May XX, 2014